Equipment Loan Payable (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Outstanding Borrowing Obligations

As of December 31, 2018 and 2017, the Company had the following outstanding borrowing obligations:

	December 31, 2018	December 31, 2017
	(in thousands)
Silicon Valley Bank Equipment Loan Payable	$—	$178

Less: current portion	—	(178)
Long-term debt, net	$—	$—